FINANCIAL INSTRUMENTS - Schedule of Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 17,617	$ 11,962
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(3,281)	(1,618)
Net amount	14,336	10,344
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	8,753	1,618
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(3,281)	(1,618)
Net amount	$ 5,472	$ 0